Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (569,000)	$ (1,079,000)	$ (2,957,000)	$ (9,229,000)	$ (8,131,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		38,000	38,000	820,000	1,015,000
Stock-based compensation expense		21,000	80,000	87,000	84,000
Gain from the sale of patents, property and equipment		(510,000)	(510,000)
Write-down of intangibles		134,000	134,000
Obsolete inventory		190,000	190,000
Adjustments to fair value of warrant derivatives					(52,000)
Adjustments to warrant exercise price					24,000
Changes in assets and liabilities:
Accounts receivable		(124,000)	344,000	(343,000)	151,000
Inventory		5,000	5,000	(90,000)	(70,000)
Prepaid expenses and other current assets	(57,000)	(58,000)		(16,000)	22,000
Patents and licenses					14,000
Other assets				9,000
Accounts payable, accrued expenses and other liabilities	173,000	(87,000)	(462,000)	(41,000)	12,000
Net cash used in operating activities	(453,000)	(1,470,000)	(3,138,000)	(8,803,000)	(6,931,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net proceeds from the sale of patents, property and equipment		1,212,000	1,222,000
Purchase of property and equipment					(189,000)
Net cash provided by (used in) investing activities		1,212,000	1,222,000		(189,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank loan	468,000
Net proceeds from sale of common, prefunded warrants and preferred stock				3,801,000	9,680,000
Net proceeds from exercise of warrants		1,388,000	2,479,000	99,000
Net cash provided by financing activities	468,000	1,388,000	2,479,000	3,900,000	9,680,000
Net increase (decrease) in cash and cash equivalents	15,000	1,130,000	563,000	(4,903,000)	2,560,000
Cash and restricted cash at beginning	1,276,000	713,000	713,000	5,616,000	3,056,000
Cash and restricted cash at end	1,291,000	1,843,000	1,276,000	713,000	5,616,000
NONCASH INVESTING:
Acquisition of preferred interest in real estate in exchange for common stock			$ 1,600,000